UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-8255

Exact name of registrant
    as specified in charter:            The World Funds, Inc.

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Thomas S. Harman, Esq.
                                        Morgan, Lewis, Bockius
                                        1111 Pennsylvania Avenue, Northwest
                                        Washington, D.C. 20004


Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                December 31

Date of reporting period:               December 31


Item #1.  Reports to Stockholders.

INDEX

REMS Real Estate Value Opportunity Fund

Dear Shareholder,

The REMS Real Estate Value Opportunity Fund (Real Estate Fund) recorded another year of positive performance, returning 11.2% for this fiscal year vs. 8.6% for the S&P 500 index. The Fund's differentiated portfolio structure included at fiscal year end 73.5% common equity holdings of value-oriented REITs and real estate operating companies; a 30.3% position in REIT preferred equity securities that offer stability and high current dividend yield; and a 10.9% short position in real estate equities intended to protect the portfolio against areas of over valuation and credit risk. This structure is designed to offer above-average dividend yield with lower volatility than the REIT indices while capturing real estate value creation upside.

The Fund's real estate equities recorded a 20.1% total return for FY 2006 compared to 19.1% for the NAREIT Equity REIT Index. The REIT preferred position contributed 3.9% total return compared to -1.5% for the Lehman Government Corporate Bond Index, while the short position produced a -14.6% return. REIT share prices continue to be driven by strong fund flows into the sector with high volatility and performance concentrated in the largest capitalization names.

We expect that in the current interest rate environment, real estate valuations will continue to be supported by large capital flows as well as further privatization activity in the public sector as private investors seek higher leveraged real estate returns.

Edward W. Turville, CFA
Managing Director

                      COMPARISON OF $10,000 INVESTMENT IN
            REMS REAL ESTATE VALUE-OPPORTUNITY FUND VS.NAREIT EQUITY INDEX*

                                     [CHART]


              12/16/02  12/31/02 6/30/03  12/31/03 6/30/04  12/31/04 6/30/05  12/31/05 6/30/06
              --------  -------- -------  -------- -------  -------- -------  -------- -------
REMS Fund     $10,000   $10,020  $10,840  $12,170  $12,750  $14,440  $15,210  $15,600  $16,902

NAREIT
Equity Index  $10,000   $10,030  $11,420  $13,750  $14,510  $18,100  $19,250  $20,300  $22,921

                  Past performance is not predictive of future performance.



                 -------------------------------------------------------------------------------------------------

                 Average Annual Total Return for Period Ended June 30, 2006**
                                                                                        Since Inception
                                                                      1 Year            (Dec 16, 2002)
                 REMS Real Estate Value
                   Opportunity Fund                                   11.15%                15.98%
                 NAREIT Equity Index                                  19.06%                26.43%
                 ** The total return shown does not reflect the deduction of taxes that a shareholder would pay on
                    Fund distributions or redemption of Fund shares
                 -------------------------------------------------------------------------------------------------

     * The NAREIT Equity Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market.
     (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

REMS Real Estate Value Opportunity Fund

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2006 and held for the six months ended June 30, 2006.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-------------------------------------------------------------------------------------------------
                                                                           Expenses Paid During
                                         Beginning Account Ending Account         Period*
                                               Value           Value      January 1, 2006 through
                                          January 1, 2006  June 30, 2006       June 30, 2006
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Actual                                        $1,000         $1,083.50            $11.16
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,014.20            $10.79
-------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.16%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

                    REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                       PORTFOLIO HOLDINGS SUMMARY TABLE
                                 June 30, 2006

                                                % of
            Security Type/Industry           Net Assets    Value
            ----------------------           ---------- -----------

            LONG POSITIONS:
            COMMON STOCKS
            Apartments                          12.65%  $ 6,978,333
            Hotels                               8.50%    4,692,340
            Office/Central Business District     6.03%    3,327,030
            Office/Suburban                      3.00%    1,653,080
            Paper & Related Products             2.04%    1,127,822
            Realty/Diversified                  12.10%    6,673,695
            Regional Malls                       5.74%    3,165,523
            REITS/Office Properties              7.90%    4,359,648
            Shopping Centers                    13.13%    7,245,760
            Transportation                       3.29%    1,815,851
            PREFERRED STOCKS
            Apartments                           2.48%    1,371,502
            Healthcare                           1.63%      899,812
            Hotels                               2.20%    1,213,746
            Mortgage                             1.34%      737,160
            Net Lease                            1.04%      574,315
            Office/Central Business District     0.78%      428,750
            Office/Suburban                      3.26%    1,797,903
            Realty/Diversified                   6.42%    3,540,655
            Regional Malls                       1.90%    1,049,725
            REITS/Office Properties              3.29%    1,814,239
            Self Storage                         1.38%      760,283
            Shopping Centers                     3.60%    1,987,164
                                               ------   -----------

            TOTAL LONG POSITIONS:              103.70%   57,214,336
                                               ------   -----------

            SECURITIES SOLD SHORT:
            COMMON STOCK
            Exchange traded fund                -6.93%   (3,821,084)
            Financial                           -0.99%     (547,162)
            Mortgage                            -1.99%   (1,097,542)
            Realty/Diversified                  -0.99%     (547,808)
                                               ------   -----------
            TOTAL SECURITIES SOLD SHORT:       -10.90%   (6,013,596)
            TOTAL INVESTMENTS                   92.79%  $51,200,740
            OTHER ASSETS, NET OF LIABILITIES     7.21%    3,976,353
                                               ------   -----------
            NET ASSETS                         100.00%  $55,177,093
                                               ======   ===========

                    REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2006

     Number                                                       Market
     of Shares Security Description                               Value
     --------- --------------------                             ----------

               LONG POSITIONS
               COMMON STOCKS                            74.38%

               APARTMENTS:                              12.65%
       43,200  American Campus Communities, Inc.                $1,073,520
       37,600  Apartment Investment & Management Co.             1,633,720
       62,800  Boardwalk Real Estate Investment Trust
               (CANADA)                                          1,444,683
       21,300  Bre Properties Inc. Class A                       1,171,500
       36,500  Post Properties Inc.**                            1,654,910
                                                                ----------
                                                                 6,978,333
                                                                ----------

               HOTELS:                                   8.50%
      152,000  Boykin Lodging Co.*                               1,655,280
       97,800  Highland Hopitality Corp.                         1,377,024
       58,700  Hilton Hotels Corp.                               1,660,036
                                                                ----------
                                                                 4,692,340
                                                                ----------

               OFFICE/CENTRAL BUSINESS
               DISTRICT:                                 6.03%
       37,000  Equity Office Properties Trust                    1,350,870
       69,000  Trizec Properties Inc.**                          1,976,160
                                                                ----------
                                                                 3,327,030
                                                                ----------

               OFFICE/SUBURBAN:                          3.00%
       37,400  Liberty Property Trust**                          1,653,080
                                                                ----------

               PAPER & RELATED PRODUCTS:                 2.04%
       29,750  Rayonier, Inc.**                                  1,127,822
                                                                ----------

               REALTY/DIVERSIFIED:                      12.10%
       17,800  Brookfield Properties Corp.                         572,626
       19,300  Cousins Properties, Inc.                            596,949
       40,300  Duke Realty Corp.                                 1,416,545
       36,923  I Star Financial Inc.**                           1,393,843
      100,200  Mission West Properties Inc.                      1,110,216
       98,600  Sizeler Properties Investors, Inc.**              1,583,516
                                                                ----------
                                                                 6,673,695
                                                                ----------

    Number                                                            Market
    of Shares Security Description                                    Value
    --------- --------------------                                  -----------

              REGIONAL MALLS:                             5.74%
       8,000  General Growth Properties Inc.                        $   360,480
      39,900  Penn Real Estate Investment Trust                       1,610,763
      29,200  Taubman Centers, Inc**                                  1,194,280
                                                                    -----------
                                                                      3,165,523
                                                                    -----------

              REITS/OFFICE PROPERTY:                      7.90%
      90,400  Allied Properties Real Estate Investment
              Trust (CANADA)                                          1,436,673
     125,100  Government Properties Trust, Inc.                       1,187,199
      37,800  Mack-Cali Realty Corp                                   1,735,776
                                                                    -----------
                                                                      4,359,648
                                                                    -----------

              SHOPPING CENTERS:                          13.13%
      45,200  Acadia Realty Trust                                     1,068,980
     101,800  Kite Realty Group Trust**                               1,587,062
      61,900  Ramco-Gershenson Properties Trust**                     1,666,967
      23,300  Regency Centers Corp.                                     545,686
      37,100  Tanger Factory Outlet Centers, Inc.**                   1,200,927
      72,200  Urstadt Biddle Properties Class A                       1,176,138
                                                                    -----------
                                                                      7,245,760
                                                                    -----------

              TRANSPORTATION:                             3.29%
      34,700  Florida East Coast Industries, Inc.                     1,815,851
                                                                    -----------

              TOTAL COMMON STOCKS
              (Cost $32,881,165)                                     41,039,082
                                                                    -----------

              PREFERRED STOCK:                           29.32%

              APARTMENTS:                                 2.48%
      19,300  Apartment Investment & Management Co.,
              Series Y, 7.875%                                          478,640
      23,100  Bre Properties, Series C, 6.750%                          539,385
      13,900  Mid-American Apartment Communities,
              Series H, 8.30%                                           353,477
                                                                    -----------
                                                                      1,371,502
                                                                    -----------

  Number                                                              Market
  of Shares Security Description                                      Value
  --------- --------------------                                    ----------

            HEALTHCARE:                                     1.63%
   22,300   Healthcare Property Investors Inc.,
            Series F, 7.100%                                        $  550,810
   13,800   Healthcare Reit, Inc., Series D, 7.875%**                  349,002
                                                                    ----------
                                                                       899,812
                                                                    ----------

            HOTELS:                                         2.20%
   17,400   Felcor Lodging Trust, Inc.,
            Series A, 1.950%**                                         424,386
   17,100   Sunstone Hotel Inc., Series A, 8.00%                       430,920
   14,500   Winston Hotels Inc., Series B, 8.00%**                     358,440
                                                                    ----------
                                                                     1,213,746
                                                                    ----------

            MORTGAGE:                                       1.34%
   20,900   Annally Mortgage Management Inc.,
            Series A, 7.875%                                           499,510
    9,800   Mfa Mortgage Investment Inc.,
            Series A, 8.50%**                                          237,650
                                                                    ----------
                                                                       737,160
                                                                    ----------

            NET LEASE:                                      1.04%
   26,900   Truststreet Proeprties, Inc., Series A, 7.72%              574,315
                                                                    ----------

            OFFICE/CENTRAL BUSINESS
            DISTRICT:                                       0.78%
   17,500   Sl Green Realty Corp., Series C, 7.625%                    428,750
                                                                    ----------

            OFFICE/SUBURBAN:                                3.26%
   25,300   Alexandra Real Estate Series C, 8.3750%                    661,848
   19,800   Digital Realty Series B, 7.875%                            470,250
   13,500   Kilroy Realty Corp., Series F, 7.50%**                     333,720
   13,100   PS Business Parks, Inc., Series F, 8.75%**                 332,085
                                                                    ----------
                                                                     1,797,903
                                                                    ----------

            REALTY/DIVERSIFIED:                             6.42%
    8,600   Colonial Properties Trust,
            Series D, 8.125%**                                         221,794
   23,300   Colonial Properties Trust, Series E, 7.62%                 592,985
   16,700   Cousins Properties Inc., Series A, 7.75%**                 416,832
   19,400   Crescent Real Estate Series A, 6.75%**                     408,952
   23,300   Duke Realty Corp., Series L, 6.60%**                       544,987

  Number                                                            Market
  of Shares Security Description                                    Value
  --------- --------------------                                  -----------

            REALTY/DIVERSIFIED (continued):
   10,300   Istar Financial Inc., Series D, 8.000%                $   259,045
   14,000   Istar Financial Inc., Series G, 7.650%                    344,540
   13,600   Lexington Corporate Properties Trust
            Series B, 8.05%**                                         347,480
   15,600   Sizeler Properties Investors, Inc.,
            Series B, 9.75%                                           404,040
                                                                  -----------
                                                                    3,540,655
                                                                  -----------

            REGIONAL MALLS:                               1.90%
   13,700   CBL & Associates Properties,
            Series C, 7.75%**                                         345,925
    8,800   Simon Property Group Inc., Series G, 7.89%                448,800
   10,000   Taubman Centers, Inc Series G, 8.00%                      255,000
                                                                  -----------
                                                                    1,049,725
                                                                  -----------

            REITS/OFFICE PROPERTY:                        3.29%
   17,100   Brandywine Realty Trust Series C, 7.50%                   420,831
    7,982   Glenborough Realty Trust, Series A, 7.75%                 197,155
   21,877   Highwoods Properties, Series B, 8.00%**                   549,113
   26,200   Maguire Properties Inc., Series A, 7.625%**               647,140
                                                                  -----------
                                                                    1,814,239
                                                                  -----------

            SELF STORAGE:                                 1.38%
   28,475   Public Storage Inc., Series A, 6.125%**                   760,283
                                                                  -----------

            SHOPPING CENTERS:                             3.60%
    8,600   Developers Diversified Realty,
            Series G, 8.00%                                           221,020
   15,500   Developers Diversified Realty,
            Series H, 7.375%                                          378,200
   16,000   Saul Centers Inc., Series A, 8.00%**                      420,000
   22,800   Tanger Factory Outlet Series C, 7.50%                     551,304
   16,800   Urstadt Biddle Properties, Inc.,
            Series D, 7.50%                                           416,640
                                                                  -----------
                                                                    1,987,164
                                                                  -----------

            TOTAL PREFERRED STOCKS
            (Cost $16,707,401)                                     16,175,254
                                                                  -----------

            TOTAL LONG POSITIONS
            (Cost $49,588,566)                                     57,214,336
                                                                  -----------

   Number                                                          Market
   of Shares Security Description                                  Value
   --------- --------------------                               -----------

             SECURITIES SOLD SHORT                     -10.90%

             COMMON STOCK                              -10.90%

             EXCHANGE TRADED FUND:                      -6.93%
   (13,800)  Streettracks SPDR Homebuilders ETF                 $  (468,924)
   (31,300)  Ishares Dow Jones U.S. Real Estate Index
             Fund                                                (2,231,690)
   (16,900)  Vanguard Reit Vipers                                (1,120,470)
                                                                -----------
                                                                 (3,821,084)
                                                                -----------

             FINANCIAL:                                 -0.99%
   (20,900)  Corus Bankshares, Inc.                                (547,162)
                                                                -----------

             MORTGAGE:                                  -1.99%
   (15,000)  American Home Mortgage Investment
             Corp.                                                 (552,900)
   (22,300)  Mortgageit Holdings Inc.                              (268,938)
   (24,100)  Saxon Capital Inc.                                    (275,704)
                                                                -----------
                                                                 (1,097,542)
                                                                -----------

             REALTY/DIVERSIFIED:                        -0.99%
   (27,200)  WCI Communities, Inc.*                                (547,808)
                                                                -----------

             TOTAL SECURITIES SOLD SHORT
             (Proceeds $5,960,838)                               (6,013,596)
                                                                -----------

             NET INVESTMENTS IN SECURITIES
             (Cost: $43,627,728)                        92.79%  $51,200,740
             Other assets, net of liabilities            7.21%    3,976,353
                                                       ------   -----------
             NET ASSETS                                100.00%  $55,177,093
                                                       ======   ===========

*  Non-income producing
** All or a portion of position is segregated as collateral for securities sold short. The segregated market value of collateral is $17,660,160

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $49,588,566) (Note 1)                        $57,214,336
 Deposits with brokers for securities sold short                                         3,111,440
 Cash                                                                                    1,415,940
 Receivable from broker                                                                     69,925
 Dividends and interest receivable                                                         306,869
 Receivable for capital stock sold                                                           4,830
 Receivable for securities sold                                                            460,713
 Prepaid expenses                                                                           43,319
                                                                                       -----------
   TOTAL ASSETS                                                                         62,627,372
                                                                                       -----------

LIABILITIES
 Payable for securities sold short (proceeds $5,960,838)                                 6,013,596
 Payable for securities purchased                                                        1,374,696
 Payable for capital stock redeemed                                                          3,070
 Dividends payable on securities sold short                                                 21,280
 Accrued management fees                                                                    26,129
 Other accrued expenses                                                                     11,508
                                                                                       -----------
   TOTAL LIABILITIES                                                                     7,450,279
                                                                                       -----------

NET ASSETS                                                                             $55,177,093
                                                                                       ===========
Net Assets Consist of :
 Paid-in-capital applicable to 3,675,310 $0.01 par value shares of beneficial interest
   outstanding; 50,000,000 shares authorized                                            46,548,739
 Undistributed net investment income (loss)                                                354,462
 Accumulated net realized gain (loss) on investments                                       700,880
 Net unrealized appreciation (depreciation) on investments                               7,625,770
 Net unrealized appreciation (depreciation) on investments sold short                      (52,758)
                                                                                       -----------
 NET ASSETS                                                                            $55,177,093
                                                                                       ===========

NET ASSET VALUE PER SHARE
($55,177,093/3,675,310 shares outstanding)                                             $     15.01
                                                                                       ===========

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS

Year Ended June 30, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends                                                                      $ 2,138,917
 Interest                                                                           190,579
                                                                                -----------
   Total investment income                                                      $ 2,329,496
                                                                                -----------

EXPENSES
 Investment advisory fees (Note 2)                                                  525,625
 Recordkeeping and administrative services (Note 2)                                  47,912
 Accounting fees (Note 2)                                                            43,152
 Transfer agent fees (Note 2)                                                        48,184
 Custody fees                                                                         5,678
 Legal and audit fees                                                                93,806
 Compliance fees                                                                     25,043
 Registration fees                                                                   14,953
 Shareholder servicing and reports (Note 2)                                          46,086
 Directors fee                                                                       18,744
 Insurance                                                                            7,416
 Dividend expense                                                                   125,768
 Interest expense                                                                    47,625
 Miscellaneous                                                                       36,632
                                                                                -----------
   Total expenses                                                                 1,086,624
 Fees paid indirectly (Note 6 )                                                     (71,451)
                                                                                -----------
   Net expenses                                                                   1,015,173
                                                                                -----------
 Net investment income                                                            1,314,323
                                                                                -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  SECURITIES SOLD SHORT
 Net realized gain (loss) on:
   Investments                                                                    4,632,908
   Securities sold short                                                         (1,526,478)
 Net increase (decrease) in unrealized appreciation/depreciation on:
   Investments                                                                      (53,014)
   Securities sold short                                                            694,443
                                                                                -----------
 Net increase (decrease) in unrealized appreciation/depreciation on investments   3,747,859
                                                                                -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                               $ 5,062,182
                                                                                ===========

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    Year ended
                                                                   June 30, 2006 June 30, 2005
                                                                   ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net investment income                                             $  1,314,323  $    524,228
 Net realized gain on investments and securities sold short           3,106,430     2,328,948
 Change in unrealized appreciation/depreciation on investments and
   securities sold short                                                641,429     3,917,475
                                                                   ------------  ------------
 Increase (decrease) in net assets from operations                    5,062,182     6,770,651
                                                                   ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                 (641,107)     (927,609)
 Net realized gain on investments                                    (5,020,015)   (1,790,939)
 Return of capital                                                     (307,209)     (618,647)
                                                                   ------------  ------------
 Decrease in net assets from distributions                           (5,968,109)   (3,337,195)
                                                                   ------------  ------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold                                                         22,939,744    29,923,247
 Distributions reinvested                                             4,198,516     1,587,105
 Shares redeemed                                                    (14,029,408)  (16,519,613)
                                                                   ------------  ------------
 Increase (decrease) in net assets from capital share transactions   13,108,852    14,990,739
                                                                   ------------  ------------

Net Assets
Increase (decrease) during year                                      12,202,703    18,424,195
Beginning of year                                                    42,974,390    24,550,195
                                                                   ------------  ------------
NET ASSETS at the end of the year                                  $ 55,177,093  $ 42,974,390
                                                                   ============  ============
(Including accumulated net investment
  income (loss) of $354,462 and ($927,619), respectively)

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND*
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                    Year Ended June 30,     Period ended
                                                 -------------------------    June 30,
                                                   2006     2005     2004     2003/1/
                                                 -------  -------  -------  ------------
NET ASSET VALUE
Beginning of period                              $ 15.50  $ 14.14  $ 12.75    $ 12.00
                                                 -------  -------  -------    -------
Investment activities
 Net investment income                              0.27     0.31     0.18       0.23
 Net realized and unrealized gain on investments    1.29     2.34     2.08       0.76
                                                 -------  -------  -------    -------
 Total from investment activities                   1.56     2.65     2.26       0.99
                                                 -------  -------  -------    -------
Distributions:
 Net investment income                             (0.18)   (0.35)   (0.29)     (0.24)
 Realized gains                                    (1.76)   (0.70)   (0.39)        --
 Return of capital                                 (0.11)   (0.24)   (0.19)        --
                                                 -------  -------  -------    -------
Total Distributions                                (2.05)   (1.29)   (0.87)     (0.24)
                                                 -------  -------  -------    -------
NET ASSET VALUE
End of period                                    $ 15.01  $ 15.50  $ 14.14    $ 12.75
                                                 =======  =======  =======    =======
Total Return                                       11.15%   19.26%   18.07%      8.37%
                                                 =======  =======  =======    =======

Ratios/Supplemental Data
Ratio to average net assets/(A)/
   Expenses/(B)/                                    2.16%    2.73%    3.26%      2.88%**
   Net investment income                            2.79%    1.35%    1.30%      3.42%**
Portfolio turnover rate                            58.82%   45.00%   84.00%     27.00%
Net assets, end of period (000's)                $55,177  $42,974  $24,550    $22,396

* Formerly known as Hillview/REMS Leveraged REIT fund. Name change effective on October 28, 2004.
**Annualized

/(1)/Commencement of operations was December 16, 2002.

/(A)/Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.15% for the year ended June 30, 2006, 0.56% for the year ended June 30, 2005, 0.16% for the year ended June 30, 2004 and 0.77% for the period ended June 30, 2003.

/(B)/Expense ratio reflects the effect of fee waivers and reimbursements.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CASH FLOWS

Year Ended June 30, 2006
--------------------------------------------------------------------------------

INCREASE/(DECREASE) IN CASH
Cash flows from operating activities:
 Net increase in net assets from operations                                                    $  5,062,182
  Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
     Purchase of investment securities                                                          (34,230,948)
     Proceeds from disposition of investment securities                                          28,037,287
     Decrease in receivables for securities sold                                                    248,922
     Increase in receivable from broker                                                             (12,083)
     Increase in dividends and interest receivable                                                  (19,977)
     Increase in prepaid assets                                                                     (32,035)
     Decrease in securities sold short                                                           (1,873,385)
     Increase in payable for securities purchased                                                   503,728
     Increase in interest/dividend payable                                                           18,900
     Decrease in restricted cash                                                                  1,135,087
     Decrease in accrued management fees                                                            (20,626)
     Decrease in accrued expenses                                                                   (22,957)
     Unrealized depreciation on securities                                                         (153,390)
     Net realized gain from investments                                                          (4,178,589)
                                                                                               ------------
 Net cash used in operating activities:                                                          (5,537,884)
                                                                                               ------------
Cash flows from financing activities:
 Proceeds from shares sold                                                                       22,934,914
 Payments on shares redeemed                                                                    (14,061,658)
 Cash distributions paid                                                                         (1,769,815)
 Repayment of bank overdraft                                                                       (149,617)
                                                                                               ------------
 Net cash provided by financing activities                                                        6,953,824
                                                                                               ------------
Net increase in cash                                                                              1,415,940

Cash:
 Beginning balance                                                                                       --
                                                                                               ------------
 Ending balance                                                                                $  1,415,940
                                                                                               ============

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS

June 30, 2006
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The REMS Real Estate Value-Opportunity Fund (the "Fund"), formerly known as the Hillview/REMS Leveraged REIT fund; name change effective on October 28, 2004, is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of TWF under the Agreement and Plan of Reorganization (the "Plan") approved at a special meeting of the shareholders held on November 17, 2005 (see Note 8 for further discussion). TWF has allocated to the Fund 50,000,000 shares of its 850,000,000 shares of $.01 par value common stock. The Fund maintains its financial statements, information and performance history in accordance with the Plan.

      The investment objective of the Fund is to achieve long-term growth and current income. Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of companies principally engaged in the real estate industry and other real estate related investments including real estate investment trusts ("REITs") and real estate operating companies.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Valuation The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price; other securities traded in the over-the-counter market and listed securities for which no sales are reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

      Federal Income Taxes The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund's tax year is December 31, therefore, no federal income tax provision is required.

      On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management believes that the adoption of FIN 48 will have no impact on the financial statements.

      Security Transactions and Income Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined on a specific identification basis.

      Cash, Cash Equivalents and Restricted Cash Cash and cash equivalents consist of overnight deposits with the custodian bank which earns interest at the current market rate.

      The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. All are in the custody of the prime broker. Such cash balances include amounts of "restricted cash" consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate.

      Substantially all of the Fund's cash and securities are either held as collateral by the prime broker against margin obligations or are deposited with the prime broker for safekeeping. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund's investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted on a timely basis. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

      Accounting Estimates In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Real Estate Investments Trust Securities The Fund has made certain investments in real estate investment trusts ("REITs") which makes distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT's taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. Management does not estimate the tax character of REIT distributions for which actual information has not been reported. At June 30, 2006, the Fund had undistributed net investment income of which a portion or all of the undistributed net investment income could be return of capital or reclassified to capital gains.

      Foreign Currency Values of investments denominated in foreign currencies are converted in to U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments as appropriate. Foreign securities and currency transactions may involve certain consideration and risks not typically associated with those of domestic origin.

      Reclassifications Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of December 31, 2005 (tax year end), permanent differences from financial reporting and tax purposes have been reclassified by decreasing paid in capital by $744,640, decreasing undistributed net investment loss by $608,865, decreasing accumulated net realized gain on investments by $70,629 and increasing unrealized appreciation by $206,404.

      Short Sales A short sale is a transaction in which the Fund sells a security it does not own in anticipation a of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund's custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At June 30, 2006, the value of securities sold short amounted to $6,013,596 against which collateral of $20,771,600, including cash of $3,111,440, was held. The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Portfolio of Investments.

NOTE 2 - INVESTMENT ADVISORY AGREEMENT AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group ("REMS"), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. Effective November 25, 2005, REMS has contractually agreed to waive or limit its fees until November 25, 2006, so that the ratio operating expenses for the Fund are limited to 1.50%. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expense not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the year ended June 30, 2006, the Advisor earned and received $525,625.

      REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the fund.

      Effective November 25, 2005, Commonwealth Shareholder Services ("CSS") became the Fund's Administrative Agent. As provided in the Administrative Agreement, the Fund reimburses CSS for providing shareholder services, record-keeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .10% of average daily net assets. For the period ended June 30, 2006, CSS received $29,538.

      Effective November 25, 2005, First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the period ended June 30, 2006, no underwriting fees were received by FDCC in connection with the distribution of the Fund's shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 7 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the period ended June 30, 2006, there were no CDSC for Fund shares redeemed.

      Effective November 25, 2005, Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $37,454 for its services for the period ended June 30, 2006.

      Effective November 25, 2005, Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $30,289 for its services for the period ended June 30, 2006.

      Certain officers and/or an interested director of the Fund are also officers, principals and/or director of CFA, CSS, FDCC and FSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended June 30, 2006, aggregated $34,230,948 and $28,037,287, respectively. These amounts do not include purchases of $34,826,865 to cover short sales and proceeds of $36,005,802 from sales of short securities.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

      Quarterly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

      The tax year end for the Fund is December 31. At this time, the tax character of distributions paid during the calendar years ended December 31, 2005 and December 31, 2004 were as follows:

                                    Tax Year ended    Tax Year ended
                                   December 31, 2005 December 31, 2004
                                   ----------------- -----------------
          Distributions paid from:
             Ordinary income          $1,074,624        $1,085,521
             Realized gain             4,593,118         1,251,997
             Return of capital           307,209           698,320
                                      ----------        ----------
                 Total                $5,974,951        $3,035,838
                                      ==========        ==========

      As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

        Undistributed net investment income (loss)          $       --
        Accumulated net realized gain (loss) on investments
          and securities sold short                                 --
        Post-October loss                                     (590,273)
        Net unrealized appreciation (depreciation) on
          investments and investments sold short             5,883,962
                                                            ----------
                                                            $5,293,689
                                                            ==========

      The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

      As of December 31, 2005, the cost for Federal Income tax purpose was:

                                             Cost
                                          ----------
                          Long positions  37,949,383
                          Short positions (4,181,932)
                                          ----------
                                          33,767,451
                                          ==========

      Net unrealized appreciation consists of:

                   Gross unrealized appreciation $6,394,552
                   Gross unrealized depreciation   (510,590)
                                                 ----------
                   Net unrealized appreciation   $5,883,962
                                                 ==========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:

                               Year ended               Year ended
                             June 30, 2006             June 30, 2005
                        -----------------------  ------------------------
                          Shares       Value       Shares        Value
                        ---------  ------------  ----------  ------------
      Shares sold       1,530,393  $ 22,939,744   2,052,076  $ 29,923,247
      Shares reinvested   296,454     4,198,516     106,207     1,587,105
      Shares redeemed    (923,263)  (14,029,408) (1,122,386)  (16,519,613)
                        ---------  ------------  ----------  ------------
      Net increase        903,584  $  3,108,852   1,035,897  $ 14,990,739
                        =========  ============  ==========  ============

NOTE 6 - COMMISSION RECAPTURE AGREEMENT

      The Fund entered into an agreement with Fidelity Capital Markets ("FCM"), a brokerage services provider, on June 14, 2004, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. For the year ended June 30, 2006, the Fund received and used $71,451 to offset operating expenses.

NOTE 7 - SHAREHOLDER CONCENTRATIONS

      As of June 30, 2006, four shareholders held approximately 78% of the outstanding shares of the Fund. These shareholders represent omnibus accounts, which are held on behalf of several individual shareholders with the exception of one shareholder who holds 5.44%.

NOTE 8 - SPECIAL MEETING OF SHAREHOLDERS

      A Special Meeting of Shareholders of the Fund (the "Special Meeting) was held on November 17, 2005. This Special Meeting was called to approve an Agreement and Plan of Reorganization (the "Plan") providing for the transfer of all of the assets and liabilities of the Hillview REMS Real Estate Value-Opportunity Fund (the "Hillview Fund") to the REMS Real Estate Value-Opportunity Fund (the "Fund"), a corresponding series of The World fund, Inc. ("TWF"). The Fund is a new series of TWF created solely for the purposes of this reorganization. The number of shares voting for approval was 1,561,221 (100%); no shares voted against approval and no shares abstained. The reorganization was completed on November 25, 2005 at which time the Fund adopted as its own the financials, information and performance history of the Hillview Fund.

Report of Independent Registered Public Accounting Firm

To the Shareholders of REMS Real Estate Value-Opportunity Fund
And the Board of Directors of
The World Funds, Inc.

We have audited the accompanying statement of assets and liabilities of REMS Real Estate Value-Opportunity Fund (the "Fund"), a series of The World Funds, Inc., including the schedule of investments, as of June 30, 2006, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2005 and the financial highlights for the periods ended June 30, 2005, June 2004 and June 30, 2003 were audited by other auditors whose reports dated August 24, 2005 and August 26, 2003, respectively, expressed unqualified opinions thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of REMS Real Estate Value-Opportunity Fund as of June 30, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 18, 2006

SUPPLEMENTAL INFORMATION (Unaudited)

The World Funds, Inc.
(the "Company")

Information pertaining to the directors and officers of the Fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free, (800) 527-9525.

Name, Address and Age    Position(s) Held Number of Principal Occupation(s)               Other
                         with Company     Funds in  During the Past 5 Years               Directorships by
                         and Tenure       Company                                         Directors and
                                          Overseen                                        Number of Funds
                                                                                          in the Complex
                                                                                          Overseen
----------------------------------------------------------------------------------------------------------
Interested Directors:
----------------------------------------------------------------------------------------------------------
* John Pasco, III        Chairman,            9     Mr. Pasco is Treasurer and a Director  The World
8730 Stony Point Parkway Director and               of Commonwealth Shareholder            Insurance
Suite 205                Treasurer since            Services, Inc. ("CSS"), the            Trust -1 Fund
Richmond, VA 23235       May, 1997                  Company's Administrator, since
(61)                                                1985; President and Director of First
                                                    Dominion Capital Corp. ("FDCC"),
                                                    the Company's underwriter; President
                                                    and Director of Fund Services, Inc.,
                                                    the Company's Transfer and
                                                    Disbursing Agent since 1987;
                                                    President and Treasurer of
                                                    Commonwealth Capital Management,
                                                    Inc. since 1983 which also owns an
                                                    interest in the investment adviser to
                                                    the Third Millennium Russia Fund,
                                                    another fund of the Company;
                                                    President of Commonwealth Capital
                                                    Management, LLC, the adviser to the
                                                    Fund and the adviser to the
                                                    GenomicsFund series of the
                                                    Company, since December, 2000;
                                                    President and Director of
                                                    Commonwealth Fund Accounting,
                                                    Inc., which provides bookkeeping
                                                    services to the Company; and
                                                    Chairman, Trustee and Treasurer of
                                                    The World Insurance Trust, a
                                                    registered investment company, since
                                                    May, 2002; and Chairman, Director
                                                    and Treasurer of Vontobel Funds,
                                                    Inc., a registered investment
                                                    company, since March, 1997. Mr.
                                                    Pasco is also a certified public
                                                    accountant.
----------------------------------------------------------------------------------------------------------

Name, Address and Age    Position(s) Held Number of Principal Occupation(s)                  Other
                         with Company     Funds in  During the Past 5 Years                  Directorships by
                         and Tenure       Company                                            Directors and
                                          Overseen                                           Number of Funds
                                                                                             in the Complex
                                                                                             Overseen
-------------------------------------------------------------------------------------------------------------
Non-Interested Directors:
-------------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.          Director since      9     Retired. Mr. Boyd was Manager of the     The World
8730 Stony Point Parkway  May, 1997                 Customer Services Operations and         Insurance
Suite 205                                           Accounting Division of the Potomac       Trust -1 Fund;
Richmond, VA 23235                                  Electric Power Company from August,      Satuit Capital
(65)                                                1978 until April, 2005; a Trustee of The Management
                                                    World Insurance Trust, a registered      Trust - 1 Fund;
                                                    investment company, since May, 2002;     Janus Advisors
                                                    a Trustee of Satuit Capital Management   Series Trust - 2
                                                    Trust, a registered investment company,  Funds (September
                                                    since October, 2002; a Trustee of Janus  2003 to May
                                                    Advisors Series Trust, a registered      2005)
                                                    investment company, from September,
                                                    2003 to May 2005; and Director of
                                                    Vontobel Funds, Inc., registered
                                                    investment company, since March,
                                                    1997. Mr. Boyd is also a certified
                                                    public accountant.
-------------------------------------------------------------------------------------------------------------
William E. Poist          Director since      9     Mr. Poist is a financial and tax         The World
8730 Stony Point Parkway  May, 1997                 consultant through his firm              Insurance
Suite 205                                           Management Funds Consulting for          Trust -1 Fund;
Richmond, VA 23235                                  Professionals since 1968; a Trustee of   Satuit Capital
(67)                                                Satuit Capital Management Trust, a       Management
                                                    registered investment company, since     Trust - 1 Fund
                                                    November, 2003; and a Trustee of The
                                                    World Insurance Trust, a registered
                                                    investment company, since May, 2002;
                                                    and Director of Vontobel Funds, Inc., a
                                                    registered investment company, since
                                                    March, 1997. Mr. Poist is also a
                                                    certified public accountant.
-------------------------------------------------------------------------------------------------------------
Paul M. Dickinson         Director since      9     Mr. Dickinson is President of Alfred     The World
8730 Stony Point Parkway  May, 1997                 J. Dickinson, Inc. Realtors since        Insurance
Suite 205                                           April, 1971; a Trustee of Satuit         Trust -1 Fund;
Richmond, VA 23235                                  Capital Management Trust, a              Satuit Capital
(58)                                                registered investment company, since     Management
                                                    November, 2003; Trustee of The           Trust - 1 Fund
                                                    World Insurance Trust, a registered
                                                    investment company, since May,
                                                    2002; and Director of Vontobel
                                                    Funds, Inc., a registered investment
                                                    company, since March, 1997.
-------------------------------------------------------------------------------------------------------------

Name, Address and Age   Position(s) Held   Number of Principal Occupation(s)                 Other
                        with Company       Fund in   During the Past 5 Years                 Directorships by
                        and Tenure         Company                                           Directors and
                                           Overseen                                          Number of Funds
                                                                                             in the Complex
                                                                                             Overseen
-------------------------------------------------------------------------------------------------------------
Officers:
-------------------------------------------------------------------------------------------------------------
* Leland H. Faust       President of the      N/A    Mr. Faust is President of CSI Capital         N/A
One Montgomery Street   CSI Equity Fund              Management, Inc., a registered
Suite 2525              series since                 investment adviser, since 1978. Mr.
San Francisco, CA 94104 October, 1997                Faust is also a partner in the law firm
(59)                                                 Taylor & Faust since September,
                                                     1975.
-------------------------------------------------------------------------------------------------------------
* John T. Connor, Jr.   Vice President of     N/A    Mr. Connor is President of Third              N/A
1185 Avenue of the      the Company and              Millennium Investment Advisors,
Americas, 32nd Floor    President of the             LLC, a registered investment adviser,
New York, NY 10036      Third Millennium             since April, 1998; and Chairman of
(64)                    Russia Fund series           ROSGAL Insurance since 1993.
                        since October,
                        1998
-------------------------------------------------------------------------------------------------------------
* Robert J. Sullivan    Vice President of     N/A    Chairman, President and Treasurer of          N/A
2807 Gaston Gate        the Company and              Satuit Capital Management Trust, an
Mt. Pleasant, SC 29466  President of                 open-end investment management
                        the GenomicsFund             company, since December, 2000;
                        series since                 Managing Director and Investment
                        January, 2003                Officer of Satuit Capital
                                                     Management, LLC, a registered
                                                     investment adviser, from June, 2000
                                                     to Present; Portfolio Manager and
                                                     Senior Equity Analyst at Cadence
                                                     Capital Management from 1997 to
                                                     2000, an institutional asset
                                                     management firm.
-------------------------------------------------------------------------------------------------------------

Name, Address and Age Position(s) Held Number of Principal Occupation(s)                   Other
                      with Company     Fund in   During the Past 5 Years                   Directorships by
                      and Tenure       Company                                             Directors and
                                       Overseen                                            Number of Funds
                                                                                           in the Complex
                                                                                           Overseen
-----------------------------------------------------------------------------------------------------------
Officers (continued):
-----------------------------------------------------------------------------------------------------------
* Gunter Faschang     Vice President      N/A    Mr. Faschang began his career in                N/A
450 Park Avenue       of the Company             September 1995 as a registered trader
New York, NY 10022    and President of           on the floor of the Frankfurt Stock
(33)                  the Eastern                Exchange with Sputz AG and Exco-
                      European Equity            Bierbaum. In March 1997 he joined
                      Fund series                Investmentbank Austria, Vienna, as a
                      since November,            Central European equity strategist. In
                      2004                       January 1998 Mr. Faschang moved to
                                                 Erste Bank, Vienna, as a Central
                                                 European equity strategist and sector
                                                 analyst for Russian oil stocks, with
                                                 responsibility for organizing the Erste
                                                 group's Central European research
                                                 effort. In March 2000 he was
                                                 appointed manager of Erste-
                                                 Sparinvest's Danubia Fund. In July
                                                 2001 Mr. Faschang joined Vontobel
                                                 Asset Management AG as head of
                                                 Eastern European equity management
                                                 and research, and was at the same
                                                 time appointed a Vice President of
                                                 Vontobel Asset Management, a
                                                 registered investment adviser.
-----------------------------------------------------------------------------------------------------------
Peter L. Smith        Chief               N/A    Mr. Smith is Director of Compliance             N/A
4834 Langdrum Lane    Compliance                 for AmeriMutual Funds Distributor,
Chevy Chase, MD 20815 Officer                    and Newfield Advisors, LLC, a
(72)                                             registered broker dealer and a registered
                                                 investment adviser, respectively, from
                                                 2003 to present; Senior Compliance
                                                 Officer of Mutual Fund Services, FBR
                                                 National Bank and Trust, from 2002 to
                                                 2003; and Senior Vice President of
                                                 Operations, Administration and
                                                 Compliance for the Monument Funds, a
                                                 registered investment company and
                                                 Principal of Monument Distributors,
                                                 Inc., a registered broker-dealer from
                                                 1998 to 2001.
-----------------------------------------------------------------------------------------------------------

* Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because:
  (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to the Eastern European Equity Fund series of the Company, as well as the adviser to the Genomicsfund series of the Company; (3) he is an affiliate of another investment adviser that serves as the investment adviser to the Third Millennium Russia Fund series of the Company; (4) he owns First Dominion Capital Corp. ("FDCC"), the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers.

Rems Real Estate Value-Opportunity Fund
Supplemental Information

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Advisor:

   Real Estate Management Services Group
     1100 Fifth Ave South, Suite 301
     Naples, FL 34102

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, VA 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the REMS Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free. Fund information also available online at theworldfunds.com


                          Annual Report to Shareholders

                                REMS REAL ESTATE
                             VALUE-OPPORTUNITY FUND

                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company

                               For the Year Ended
                                  June 30, 2006

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or
engagements for those fiscal years are $    for 2006 and $0 for 2005.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $ for 2006 and $0 for 2005.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2006 and $0 for 2005.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's
principal   accountant  to  the  REMS Real Estate Value Opportunity Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2006 and $0 for 2005.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:      /s/John Pasco, III
                                --------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:        September 8, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:         September 8, 2006


By (Signature and Title)*:      /s/Karen Shupe
                                -------------------
                                 Karen Shupe
                                 Chief Financial Officer
                                (principal financial officer)

Date:         September 8, 2006


* Print the name and title of each signing officer under his or her signature.